Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements	As of June 30, 2024, the Company entered into certain construction agreements with vendors to build its plant in Vietnam. Future minimum capital payment under non-cancellable agreements are as follows:
Minimum capital payments
For the six months ending December 31, 2024	$13,831,707
For the twelve months ending December 31, 2025	6,489,771
$20,321,478
As of December 31, 2023, the Company entered into certain construction agreements with vendors to build its plant in Vietnam. Future minimum capital payment under non-cancellable agreements are as follows:
Twelve months ending December 31,	Minimum capital payments
2024	$112,956,097
2025	296,046
$113,252,143